Income Taxes - Schedule of Components of Provision for Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Current:
Domestic	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Foreign	(27,700)	17,214	44,377	22,115	86,420	114,422
Total	(27,700)	17,214	44,377	22,115	86,420	114,422
Deferred:
Domestic	0	0	0	0	0	(32,778)
Foreign	(99,032)	(65,933)	(137,759)	(68,826)	(128,685)	(56,687)
Total	(99,032)	(65,933)	(137,759)	(68,826)	(128,685)	(89,465)
Provision for income taxes	$ (126,732)	$ (48,719)	$ (93,382)	$ (46,711)	$ (42,265)	$ 24,957